Subsequent events	12 Months Ended
Dec. 31, 2017
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Subsequent events
35.	Subsequent events

35.1.	Second installment of the exploratory block BM-S-8 sale

The production sharing agreement with respect to the Norte de Carcará area, entered into by the Brazilian Federal Government, Statoil, Petrogal and Exxon, was made official on February 2, 2018 through the Brazilian Federal Register (official gazette). This fact completes the conditions precedent for the second payment of the exploratory block BM-S-8 sold by the Company in July 2016, in the amount of US$ 300.

The company expects to receive this amount before March 31, 2018, and the third installment of this sale, in the amount of US$ 900, is still pending certain future events related to the signing of a unitization agreement.

35.2.	Extrajudicial Mediation with Sete Brasil

On March 1, 2018, the Company’s Board of Directors approved the key terms for a possible agreement in the context of the extrajudicial mediation procedure in progress with Sete Brasil Participações S.A. – Under Judicial Recovery (“Sete Brasil”).

The signing of the agreement between Petrobras and Sete Brasil is conditional upon presentation, by Sete Brasil, of an international-class drilling rig operator with experience in deep waters, in accordance with the approval criteria of Petrobras. This agreement is further conditioned to the success in the negotiation and approval, by the relevant bodies of both companies, of the final terms and conditions of the documents necessary to its implementation.

35.3.	Revolving credit facility

On March 7, 2018, the Company entered into a revolving credit facility (RCF) with a syndicate of 17 banks, in the amount of US$ 4.350 and maturing in March 2023. The Company may use this line of credit up to the month prior to maturity and the maintenance of the limit with the banks will cost 0.51% p.a. In the case of use, funds raised will bear interest at 6M Libor + 1.3% p.a. rate if the Company is investment grade rated at the date of the withdrawal. Otherwise, it will bear interest at 6M Libor + 1.7% p.a. rate.